CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs	$ 698,339		$ 506,455		$ 1,117,892	$ 1,207,994	$ 3,040,539	$ 1,320,997
Franchise Tax Expense	50,000		50,000		106,259	244,271	344,271	202,932
Loss from operations	(748,339)		(556,455)		(1,224,151)	(1,452,265)	(3,384,810)	(1,523,929)
Other income:
Interest income earned on Trust	625,916		823,682		1,253,990	3,899,411	5,751,596	3,989,294
Change in fair value of derivative liability - Backstop Subscription Agreement	(356,847)				(356,847)
Total other income, net	269,069		823,682		897,143	3,899,411	5,751,596	3,989,294
(Loss) income before provision for income taxes	(479,270)		267,227		(327,008)	2,447,146	2,366,786	2,465,365
Provision for income taxes	(120,943)		(168,455)		(283,838)	(773,583)	(1,027,644)	(791,758)
Net (loss) income	$ (600,213)	$ (10,633)	$ 98,772	$ 1,574,791	$ (610,846)	$ 1,673,563	$ 1,339,142	$ 1,673,607
Class A common stock subject to redemption
Other income:
Weighted average shares outstanding, basic (in shares)	4,345,663		6,630,703		4,345,663	29,801,668	10,578,271	28,750,000
Weighted average shares outstanding, diluted (in shares)	4,345,663		6,630,703		4,345,663	29,801,668	10,578,271	28,750,000
Basic net (loss) income per common stock (in dollars per share)	$ (0.04)		$ 0.01		$ (0.04)	$ 0.04	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)	$ (0.04)		$ 0.01		$ (0.04)	$ 0.04	$ 0.06	$ 0.04
Non-redeemable Class A common stock
Other income:
Weighted average shares outstanding, basic (in shares)	10,817,000		1,329,500		10,817,000	1,329,500	1,803,670	1,329,500
Weighted average shares outstanding, diluted (in shares)	10,817,000		1,329,500		10,817,000	1,329,500	1,803,670	1,329,500
Basic net (loss) income per common stock (in dollars per share)	$ (0.04)		$ 0.01		$ (0.04)	$ 0.04	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)	$ (0.04)		$ 0.01		$ (0.04)	$ 0.04	$ 0.06	$ 0.04
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)			9,487,500			9,487,500	9,071,610	9,487,500
Weighted average shares outstanding, diluted (in shares)			9,487,500			9,487,500	9,071,610	9,487,500
Basic net (loss) income per common stock (in dollars per share)			$ 0.01			$ 0.04	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)			$ 0.01			$ 0.04	$ 0.06	$ 0.04